Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,503,589.97

Principal:
Principal Collections	$25,925,462.86
Prepayments in Full	$28,431,982.11
Liquidation Proceeds	$147,021.21
Recoveries	$0.00
Sub Total	$54,504,466.18
Collections	$59,008,056.15

Purchase Amounts:
Purchase Amounts Related to Principal	$232,200.41
Purchase Amounts Related to Interest	$777.11
Sub Total	$232,977.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,241,033.67

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$59,241,033.67
Servicing Fee	$1,027,262.53	$1,027,262.53	$0.00	$0.00	$58,213,771.14
Interest - Class A-1 Notes	$31,405.90	$31,405.90	$0.00	$0.00	$58,182,365.24
Interest - Class A-2 Notes	$189,750.00	$189,750.00	$0.00	$0.00	$57,992,615.24
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$57,705,478.57
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$57,600,343.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,600,343.15
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$57,545,071.15
Second Priority Principal Payment	$16,922,648.56	$16,922,648.56	$0.00	$0.00	$40,622,422.59
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$40,580,529.92
Third Priority Principal Payment	$26,320,000.00	$26,320,000.00	$0.00	$0.00	$14,260,529.92
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$14,205,696.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,205,696.59
Regular Principal Payment	$133,969,348.48	$14,205,696.59	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$59,241,033.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$16,922,648.56
Third Priority Principal Payment					$26,320,000.00
Regular Principal Payment					$14,205,696.59
Total					$57,448,345.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$57,448,345.15	$182.38	$31,405.90	$0.10	$57,479,751.05	$182.48
Class A-2 Notes	$0.00	$0.00	$189,750.00	$0.46	$189,750.00	$0.46
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$57,448,345.15	$42.80	$765,425.99	$0.57	$58,213,771.14	$43.37

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$177,211,997.04	0.5625778	$119,763,651.89	0.3802021
Class A-2 Notes	$414,000,000.00	1.0000000	$414,000,000.00	1.0000000
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,204,461,997.04	0.8973455	$1,147,013,651.89	0.8545455

Pool Information
Weighted Average APR	4.341%	4.319%
Weighted Average Remaining Term	53.79	52.92
Number of Receivables Outstanding	56,002	54,025
Pool Balance	$1,232,715,035.37	$1,177,865,086.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,188,087,361.68	$1,134,899,348.48
Pool Factor	0.9037611	0.8635481

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$17,667,976.29
Yield Supplement Overcollateralization Amount	$42,965,737.82
Targeted Overcollateralization Amount	$53,813,797.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,851,434.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	September 2013
Payment Date	10/15/2013
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		184	$113,282.48
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$113,282.48
Cumulative Net Losses Last Collection Period			$24,974.15
Cumulative Net Losses for all Collection Periods			$138,256.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.11%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.65%	377	$7,678,619.82
61-90 Days Delinquent	0.05%	26	$587,024.33
91-120 Days Delinquent	0.01%	6	$133,868.42
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.71%	409	$8,399,512.57

Repossession Inventory:
Repossessed in the Current Collection Period		24	$658,702.96
Total Repossessed Inventory		34	$946,181.40

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0005%
Preceding Collection Period			0.0232%
Current Collection Period			0.1128%
Three Month Average			0.0455%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0069%
Preceding Collection Period			0.0375%
Current Collection Period			0.0592%
Three Month Average			0.0345%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer